Leases (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating lease costs	$ 924,583	$ 423,973
Short-term lease costs	16,053	5,735
Total operating lease costs	$ 940,636	$ 429,708